UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21152

        Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.7% (1.8% of Total Investments)
$ 1,750	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds,	12/12 at 101.00	B–	$1,761,043
	General Motors Corporation Projects, Series 2002, 6.000%, 3/15/21

	Consumer Staples – 3.1% (2.1% of Total Investments)
2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	2,064,960
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 16.2% (10.9% of Total Investments)
	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus
	Housing LLC Project, Series 2002:
3,500	5.000%, 12/01/27 – AMBAC Insured	12/12 at 100.00	Aaa	3,629,885
2,500	5.000%, 12/01/33 – AMBAC Insured	12/12 at 100.00	Aaa	2,578,950
1,225	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	AAA	1,299,088
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/18 – AMBAC Insured
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech – Klaus Parking and	11/13 at 100.00	AAA	2,108,780
	Family Housing, Series 2003, 5.000%, 11/01/23 – MBIA Insured
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series	2/12 at 100.00	AAA	1,082,844
	2002A, 5.000%, 2/01/34 – AMBAC Insured

10,275	Total Education and Civic Organizations			10,699,547

	Health Care – 24.6% (16.6% of Total Investments)
150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/07 at 102.00	BB+	150,090
	Series 1997, 5.250%, 12/01/12
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
	Series 1998:
40	5.250%, 12/01/22	12/08 at 102.00	BB+	38,232
165	5.375%, 12/01/28	12/08 at 102.00	BB+	156,578
1,000	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	A–	1,057,910
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB+	1,041,000
	Center, Series 2004, 5.250%, 12/01/22
	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical
	Center Project, Series 2002:
1,480	5.000%, 7/01/22 – MBIA Insured	7/12 at 101.00	Aaa	1,551,055
1,000	5.200%, 7/01/32 – MBIA Insured	7/12 at 101.00	Aaa	1,053,050
1,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A–	1,356,613
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc.,
	Series 2002:
2,260	5.500%, 1/01/19 – MBIA Insured	1/13 at 100.00	Aaa	2,445,908
3,020	5.500%, 1/01/20 – MBIA Insured	1/13 at 100.00	Aaa	3,266,674
2,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	AA	2,113,800
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical	12/12 at 101.00	Aaa	2,079,516
	Center, Series 2002, 5.250%, 12/01/19 – AMBAC Insured

15,365	Total Health Care			16,310,426

	Housing/Multifamily – 4.6% (3.1% of Total Investments)
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing
	Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AAA	514,885
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AAA	1,007,293
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AAA	1,505,727

2,945	Total Housing/Multifamily			3,027,905

	Housing/Single Family – 4.3% (2.9% of Total Investments)
1,700	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002C-2, 5.100%,	12/12 at 100.00	AAA	1,748,858
	12/01/22 (Alternative Minimum Tax)
1,075	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	6/11 at 100.00	AAA	1,091,082
	2001B-2, 5.400%, 12/01/31 (Alternative Minimum Tax)

2,775	Total Housing/Single Family			2,839,940

	Industrials – 1.5% (1.1% of Total Investments)
1,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste	4/16 at 101.00	BBB	1,004,330
	Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)

	Materials – 2.0% (1.5% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	1,067,830
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
250	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	267,008
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)

1,250	Total Materials			1,334,838

	Tax Obligation/General – 12.5% (8.4% of Total Investments)
1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%,	8/13 at 100.00	AAA	1,071,920
	8/01/16 – MBIA Insured
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	AA	1,087,940
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	837,435
1,000	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,095,960
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 – AMBAC Insured	1/13 at 101.00	Aaa	1,545,656
1,470	5.250%, 1/01/26 – AMBAC Insured	1/13 at 101.00	Aaa	1,585,836
1,000	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	Aaa	1,052,130
	3/01/23 – XLCA Insured

7,630	Total Tax Obligation/General			8,276,877

	Tax Obligation/Limited – 25.8% (17.4% of Total Investments)
1,405	Clayton County Development Authority, Georgia, Revenue Bonds, TUFF Archives LLC Project,	7/12 at 100.00	Aaa	1,508,717
	Series 2001A, 5.250%, 7/01/21 – MBIA Insured
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project,	6/12 at 101.00	AAA	797,490
	Series 2002, 5.125%, 12/01/21 – AMBAC Insured
2,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	2,938,800
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005B,	7/15 at 100.00	BBB+	509,695
	5.000%, 7/01/41
	Puerto Rico Municipal Finance Agency, Series 2002A:
800	5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA	859,168
2,500	5.000%, 8/01/27 – FSA Insured	8/12 at 100.00	AAA	2,615,725
5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	No Opt. Call	AAA	5,631,048
	Bonds, Series 2002F, 5.250%, 7/01/21 – CIFG Insured
2,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	AAA	2,237,500
	5.500%, 7/01/36 – FSA Insured

15,455	Total Tax Obligation/Limited			17,098,143

	Transportation – 5.8% (3.9% of Total Investments)
3,650	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.500%, 1/01/21 –	1/10 at 101.00	AAA	3,863,963
	FGIC Insured

	U.S. Guaranteed – 11.8% (8.0% of Total Investments) (4)
	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000:
2,500	5.125%, 10/01/31 (Pre-refunded 10/01/10)	10/10 at 101.00	AA (4)	2,667,575
2,500	5.375%, 10/01/35 (Pre-refunded 10/01/10)	10/10 at 101.00	AA (4)	2,691,125
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	9/11 at 100.00	AA (4)	1,069,450
	2001A, 5.125%, 9/01/33 (Pre-refunded 9/01/11)
1,250	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (4)	1,388,150
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)

7,250	Total U.S. Guaranteed			7,816,300

	Utilities – 8.2% (5.5% of Total Investments)
1,000	Elberton, Georgia, Combined Utility System Revenue Refunding and Improvement Bonds, Series	1/12 at 100.00	Aaa	1,049,510
	2001, 5.000%, 1/01/22 – AMBAC Insured
1,300	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	BBB	1,367,054
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	AAA	1,051,460
	2003A, 5.000%, 1/01/22 – MBIA Insured
1,775	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.375%, 7/01/19 –	7/12 at 101.00	AAA	1,932,727
	MBIA Insured

5,075	Total Utilities			5,400,751

	Water and Sewer – 24.9% (16.8% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.250%, 11/01/15 – FSA Insured	11/14 at 100.00	AAA	548,335
1,700	5.000%, 11/01/37 – FSA Insured	11/14 at 100.00	AAA	1,769,836
	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002:
1,000	5.250%, 10/01/22 – FSA Insured	10/12 at 100.00	AAA	1,071,330
3,500	5.000%, 10/01/27 – FSA Insured	10/12 at 100.00	AAA	3,642,135
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	12/15 at 100.00	AAA	1,050,170
	Series 2005, 5.000%, 6/01/29 – MBIA Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002, 5.000%,	4/13 at 100.00	AA	4,155,440
	4/01/32
950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 1998, 5.000%, 1/01/16 – FGIC	7/08 at 101.00	AAA	980,533
	Insured
3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22 – AMBAC	12/12 at 100.00	Aaa	3,273,259
	Insured

15,750	Total Water and Sewer			16,491,038

$ 92,170	Total Investments (cost $95,950,491) – 148.0%			97,990,061

	Other Assets Less Liabilities – 1.8%			1,224,447

	Preferred Shares, at Liquidation Value – (49.8)%			(33,000,000)

	Net Assets Applicable to Common Shares – 100%			$66,214,508

Forward Swaps outstanding at August 31, 2006:
				Fixed Rate	Floating Rate			Unrealized
	Notional	Rate Paid	Rate Received	Payment	Payment	Effective	Termination	Appreciation
Counterparty	Amount	by the Fund (5)	by the Fund (5)	Frequency	Frequency	Date (6)	Date	(Depreciation)

Goldman Sachs	$1,400,000	4.013%	BMA	Quarterly	Quarterly	9/14/06	9/14/26	$12,546
Merrill Lynch	2,800,000	4.021%	BMA	Quarterly	Quarterly	9/21/06	9/21/26	22,707

								$35,253

BMA – The daily arithmetic average of the weekly BMA (Bond Market Association) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Represents the annualized rate paid or received by the Fund.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $95,133,023.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$3,160,342
Depreciation	(303,304)

Net unrealized appreciation (depreciation) of investments	$2,857,038

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.